Supplemental Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Condensed Statements of Operations
	Condensed Statements of Operations for the Three Months Ended March 31, 2017
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$325	$2	$2,205	$4,692	$(1,543)	$5,681
Cost and Expenses:
Cost of goods sold	265	—	1,848	3,738	(1,354)	4,497
Selling, general and administrative expenses	13	—	132	397	—	542
Research and development expenses	1	—	69	121	—	191
Restructuring expenses	—	—	6	6	—	12
Interest expense	43	63	32	220	(139)	219
Interest compensation to Financial Services	2	—	48	—	(50)	—
Other, net	26	1	35	79	—	141
Total Costs and Expenses	350	64	2,170	4,561	(1,543)	5,602
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(25)	(62)	35	131	—	79
Income tax (expense) benefit	(4)	22	(4)	(62)	—	(48)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	75	42	61	51	(211)	18
Net income (loss)	46	2	92	120	(211)	49
Net income (loss) attributable to noncontrolling interests	—	—	—	3	—	3
Net income (loss) attributable to owners of the parent	$46	$2	$92	$117	$(211)	$46
	Condensed Statements of Operations for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Total Revenues	$324	$2	$2,097	$4,330	$(1,381)	$5,372
Cost and Expenses:
Cost of goods sold	279	—	1,784	3,397	(1,222)	4,238
Selling, general and administrative expenses	28	—	125	393	—	546
Research and development expenses	(2)	—	65	120	—	183
Restructuring expenses	5	—	(8)	18	—	15
Interest expense	29	63	28	220	(110)	230
Interest compensation to Financial Services	3	—	46	—	(49)	—
Other, net	35	2	16	577	—	630
Total Costs and Expenses	377	65	2,056	4,725	(1,381)	5,842
Income (loss) before income taxes and equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(53)	(63)	41	(395)	—	(470)
Income tax (expense) benefit	1	23	2	(66)	—	(40)
Equity in income of unconsolidated affiliates and consolidated subsidiaries accounted for under the equity method	(461)	28	75	65	290	(3)
Net income (loss)	(513)	(12)	118	(396)	290	(513)
Net loss attributable to noncontrolling interests	—	—	—	(1)	—	(1)
Net income (loss) attributable to owners of the parent	$(513)	$(12)	$118	$(395)	$290	$(512)

Condensed Statements of Comprehensive Income
	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2017
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	90	20	148	65	(231)	$92
Comprehensive income (loss) attributable to noncontrolling interests	—	—	—	2	—	2
Comprehensive income (loss) attributable to parent	$90	$20	$148	$63	$(231)	$90
	Condensed Statements of Comprehensive Income for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Comprehensive income (loss)	$(460)	$52	$254	$(201)	$(103)	$(458)
Comprehensive income attributable to noncontrolling interests	—	—	—	2	—	2
Comprehensive income (loss) attributable to parent	$(460)	$52	$254	$(203)	$(103)	$(460)

Condensed Balance Sheets
	Condensed Balance Sheets as of March 31, 2017
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$2	$—	$157	$3,765	$—	$3,924
Deposits in subsidiaries’ cash management pools	203	—	2,989	—	(3,192)	—
Receivables	753	902	5,966	26,883	(15,470)	19,034
Inventories, net	96	—	1,512	4,862	—	6,470
Property, plant and equipment, net	74	—	982	5,428	—	6,484
Equipment on operating leases	5	—	—	1,892	—	1,897
Investments in unconsolidated subsidiaries and affiliates	266	—	—	222	—	488
Investments in consolidated subsidiaries	9,953	7,723	1,748	953	(20,377)	—
Goodwill and intangibles	10	—	2,765	456	—	3,231
Other	240	109	1,195	2,258	(295)	3,507
Total Assets	$11,602	$8,734	$17,314	$46,719	$(39,334)	$45,035
Liabilities and Equity:
Debt	$6,212	$5,435	$2,309	$27,236	$(16,692)	$24,500
Trade payables	230	—	2,041	5,169	(1,971)	5,469
Other liabilities	619	(56)	3,142	7,107	(293)	10,519
Total Equity	4,541	3,355	9,822	7,207	(20,378)	4,547
Total Liabilities and Equity	$11,602	$8,734	$17,314	$46,719	$(39,334)	$45,035
	Condensed Balance Sheets as of December 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Assets:
Cash and cash equivalents	$1	$—	$170	$4,846	$—	$5,017
Deposits in subsidiaries’ cash management pools	159	—	3,455	—	(3,614)	—
Receivables	757	856	5,581	26,822	(14,731)	19,285
Inventories, net	83	—	1,270	4,256	—	5,609
Property, plant and equipment, net	74	—	997	5,326	—	6,397
Equipment on operating leases	3	—	—	1,904	—	1,907
Investments in unconsolidated subsidiaries and affiliates	244	—	—	243	—	487
Investments in consolidated subsidiaries	9,537	7,666	1,641	890	(19,734)	—
Goodwill and intangibles	11	—	2,768	457	—	3,236
Other	232	137	1,225	2,283	(268)	3,609
Total Assets	$11,101	$8,659	$17,107	$47,027	$(38,347)	$45,547
Liabilities and Equity:
Debt	$5,918	$5,378	$2,404	$28,201	$(16,625)	$25,276
Trade payables	168	-	1,777	4,978	(1,738)	5,185
Other liabilities	571	(56)	3,241	7,130	(251)	10,635
Total Equity	4,444	3,337	9,685	6,718	(19,733)	4,451
Total Liabilities and Equity	$11,101	$8,659	$17,107	$47,027	$(38,347)	$45,547

Condensed Statements of Cash Flow

	Condensed Statements of Cash Flow for the Three Months Ended March 31, 2017
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$46	$2	$92	$120	$(211)	$49
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	3	—	49	264	—	316
Other, net	50	(55)	(174)	(466)	106	(539)
Net cash provided by (used in) operating activities	99	(53)	(33)	(82)	(105)	(174)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(2)	—	(14)	(451)	—	(467)
Net collections from retail receivables and related securitizations	—	—	—	204	—	204
Withdrawals from subsidiaries’ cash management pools	(42)	—	478	—	(436)	—
Other, net	(42)	45	(462)	(138)	816	219
Net cash provided by (used in) investing activities	(86)	45	2	(385)	380	(44)
Financing Activities:
Net increase (decrease) in indebtedness	(15)	10	—	(942)	—	(947)
Dividends paid	—	—	—	(106)	105	(1)
Other, net	—	(3)	(4)	371	(364)	—
Net cash provided by (used in) financing activities	(15)	7	(4)	(677)	(259)	(948)
Effect of foreign exchange rate changes on cash and cash equivalents	3	1	22	63	(16)	73
Increase (decrease) in cash and cash equivalents	1	—	(13)	(1,081)	—	(1,093)
Cash and cash equivalents, beginning of year	1	—	170	4,846	—	5,017
Cash and cash equivalents, end of period	$2	$—	$157	$3,765	$—	$3,924
	Condensed Statements of Cash Flow for the Three Months Ended March 31, 2016
	CNH Industrial N.V.	Case New Holland Industrial Inc.	Guarantor Subsidiaries	All Other Subsidiaries	Eliminations	Consolidated
	(in millions)
Operating Activities:
Net income (loss)	$(513)	$(12)	$118	$(396)	$290	$(513)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	3	—	53	254	—	310
Other, net	509	15	(374)	417	(373)	194
Net cash provided by (used in) operating activities	(1)	3	(203)	275	(83)	(9)
Investing Activities:
Expenditures for property, plant and equipment, equipment on operating leases, equipment sold under a buy-back commitment and intangible assets	(3)	—	(18)	(360)	—	(381)
Net collections from retail receivables and related securitizations	—	—	—	314	—	314
Withdrawals from subsidiaries’ cash management pools	(26)	—	1,331	—	(1,305)	—
Other, net	(22)	(44)	(866)	(207)	1,316	177
Net cash provided by (used in) investing activities	(51)	(44)	447	(253)	11	110
Financing Activities:
Net increase (decrease) in indebtedness	55	40	(263)	(1,096)	—	(1,264)
Dividends paid	—	-	-	(85)	83	(2)
Other, net	3	1	3	(45)	(11)	(49)
Net cash provided by (used in) financing activities	58	41	(260)	(1,226)	72	(1,315)
Effect of foreign exchange rate changes on cash and cash equivalents	(8)	—	5	144	—	141
Decrease in cash and cash equivalents	(2)	—	(11)	(1,060)	—	(1,073)
Cash and cash equivalents, beginning of year	3	—	144	5,237	—	5,384
Cash and cash equivalents, end of period	$1	$—	$133	$4,177	$—	$4,311